USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Tin Futures LT, October 2024 contracts	11	$1,800,580	Oct-24	$41,974	0.2%
LME Aluminum Futures LA, November 2024 contracts	28	1,812,575	Nov-24	8,552	0.0	%(b)
LME Tin Futures LT, November 2024 contracts	11	1,804,120	Nov-24	41,075	0.2%
ICE Brent Crude Futures CO, January 2025 contracts	24	1,716,120	Nov-24	(1,080)	(0.0	)%(c)
Low Sulphur Gasoil Futures QS, December 2024 contracts	27	1,773,300	Dec-24	(750)	(0.0	)%(c)
	101	8,906,695		89,771	0.4%
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, December 2024 contracts	26	1,765,420	Nov-24	(3,400)	(0.0	)%(c)
CME Cattle Feeder Futures FC, November 2024 contracts	15	1,836,475	Nov-24	275	0.0	%(b)
NYMEX RBOB Gasoline Futures RB, December 2024 contracts	22	1,769,002	Nov-24	(7,673)	(0.0	)%(c)
CBOT Soybean Oil Futures SO, December 2024 contracts	67	1,662,648	Dec-24	78,413	0.3%
CME Lean Hogs Futures LH, December 2024 contracts	59	1,743,350	Dec-24	(14,060)	(0.1)%
ICE Cocoa Futures CC, December 2024 contracts	22	1,539,180	Dec-24	159,660	0.6%
ICE Coffee Futures KC, December 2024 contracts	18	1,553,700	Dec-24	270,488	1.1%
COMEX Silver Futures SI, December 2024 contracts	11	1,757,205	Dec-24	(27,015)	(0.1)%
COMEX Copper Futures HG, December 2024 contracts	16	1,664,825	Dec-24	156,375	0.6%
ICE Sugar #11 Futures SB, May 2025 contracts	73	1,749,474	Apr-25	(28,426)	(0.1)%
	329	17,041,279		584,637	2.3%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts(a) (continued)
Open Commodity Futures Contracts - Short(d)
Foreign Contracts(a)
LME Tin Futures LT, October 2024 contracts	11	$(1,795,255)	Oct-24	$(47,300)	(0.2)%
	11	(1,795,255)		(47,300)	(0.2)%
Total Open Commodity Futures Contracts(e)	441	$24,152,719		$627,108	2.5%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bills(a):
5.30%, 10/01/2024	$250,000	$250,000	1.0%
5.25%, 10/08/2024	250,000	249,749	1.0%
5.28%, 10/10/2024	300,000	299,609	1.2%
5.20%, 10/15/2024	550,000	548,908	2.3%
5.22%, 10/17/2024	450,000	448,981	1.8%
5.21%, 10/22/2024	600,000	598,212	2.4%
5.17%, 10/29/2024	450,000	448,226	1.8%
4.55%, 11/05/2024	350,000	348,416	1.4%
5.14%, 11/07/2024	450,000	447,650	1.8%
5.11%, 11/14/2024	250,000	248,455	1.0%
5.06%, 11/21/2024	1,150,000	1,141,859	4.6%
5.01%, 11/29/2024	350,000	347,160	1.4%
4.51%, 12/19/2024	550,000	544,497	2.2%
Total Treasury Obligations
(Cost $5,921,722)		$5,921,722	23.9%
Total Investments
(Cost $5,921,722)		$5,921,722	23.9%
Other Assets in Excess of Liabilities		18,839,950	76.1%
Total Net Assets		$24,761,672	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(e)	Collateral amounted to $2,540,438 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	99.4%
United Kingdom	0.6
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	23.9%
Commodity Derivatives	2.5%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.